Average Annual Total Returns - Tax Free Investment Class - DWS Tax-Exempt Portfolio - Tax-Free Investment Class	Class Inception	1 Year	5 Years	10 Years
Total	Mar. 19, 2007	0.32%	0.48%	0.25%